Investment in associates	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Investment in associates	Investment in associates

	Calibre	BeMetals	Total
	$	$	$

Balance at December 31, 2021	93,728	10,508	104,236
Share of net income (loss)	12,416	(2,233)	10,183
Gain on dilution	5,630	—	5,630
Balance at December 31, 2022	111,774	8,275	120,049
Share of net income (loss)	20,122	(251)	19,871
Impairment	—	(4,885)	(4,885)
Loss on dilution	(943)	—	(943)
Balance at December 31, 2023	130,953	3,139	134,092

Calibre

On January 12, 2022, the Company's associate, Calibre, acquired Fiore Gold Ltd. for a combination of shares and cash. As a result of the shares issued in the transaction, the Company's investment was diluted from approximately 33% of the outstanding shares of Calibre to approximately 25%. A gain on this dilution of $6 million was recognized in Other (expense) income in the Consolidated Statement of Operations during the year ended December 31, 2022. The Company determined that it still has significant influence over the decision-making process of Calibre as a result of holding approximately 25% of the outstanding shares and having an executive of the Company sit on Calibre's Board of Directors. As at December 31, 2023, the Company held approximately 24% of the outstanding shares of Calibre.

The trading price of Calibre on December 31, 2023 was Cdn $1.36 per share which corresponds to a quoted market value of $114 million (at a closing exchange rate of Cdn $1.32 per US$) for the Company's investment in Calibre.

The equity accounting for Calibre is based on its published results to September 30, 2023 and an estimate of results for the period of October 1, 2023 to December 31, 2023. The following is a summary of the Condensed Interim Consolidated Statement of Financial Position of Calibre at September 30, 2023 on a 100% basis: Current assets - $229 million, non-current assets - $543 million, total assets - $773 million, current liabilities - $82 million, non-current liabilities - $160 million and net assets - $530 million. The following is a summary of the Condensed Interim Consolidated Statement of Operations of Calibre for the nine months ending September 30, 2023 on a 100% basis: Revenues - $410 million, production costs - $209 million, royalties and production taxes - $15 million, depreciation and depletion - $56 million, general and administrative expense - $9 million, stock-based compensation - $3 million, current income tax expense - $32 million, deferred income tax expense - $7 million and net income - $73 million. The Company's equity share of Calibre's estimated net income for the year ended December 31, 2023 was $20 million (2022 - $12 million).

Subsequent to December 31, 2023, on January 24, 2024, Calibre announced that it had completed the acquisition of Marathon Gold Corporation. As a result of the Calibre shares issued as part of the acquisition, the Company's interest in Calibre was diluted to approximately 15%.

BeMetals

The trading price of BeMetals on December 31, 2023 was Cdn $0.09 per share which corresponds to a quoted market value of $2 million (at a closing exchange rate of Cdn $1.32 per US$) for the Company's investment. During the year ended December 31, 2023, the Company determined that its associate BeMetals had become impaired due to the significant and prolonged decline in the fair value of the BeMetals shares held. The Company recorded an impairment loss of $5 million to reflect the fair value of the investment in BeMetals.
The equity accounting for BeMetals is based on its most recent published results to September 30, 2023 and publicly available information to December 31, 2023. BeMetals files its financial results in Canadian dollars. The Condensed Interim Consolidated Statement of Financial Position has been converted to United States dollars at a rate of Cdn. $1.32 and the Condensed Statement of Loss and Comprehensive Loss has been converted at a rate of Cdn. $1.35. The following is a summary of the Condensed Interim Consolidated Statement of Financial Position of BeMetals at September 30, 2023 on a 100% basis: Current assets - $2 million, non-current assets - $21 million, total assets - $23 million, and net assets - $16 million. The following is a summary of the Condensed Interim Consolidated Statement of Loss and Comprehensive Loss of BeMetals for the nine months ending September 30, 2023 on a 100% basis: net loss and comprehensive loss - $1 million.